Commitments and Contingencies, Detail (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Lease liabilities, current	$ 94	$ 72
Lease liabilities, non- current	90	118
Office spaces [Member]
Operating Leased Assets [Line Items]
Year 1	100
Year 2	79
Year 3	21
Total	200
Less imputed interest	(16)
Present value of lease liabilities	184	$ 190
Lease liabilities, current	94
Lease liabilities, non- current	$ 90